Derivative instruments (Amount included in statement of operations) (Details) (Designated as hedging instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value hedge | Foreign currency forward contracts | Foreign exchange gain (loss)
Derivatives designated as fair value hedges and related hedged item
Amount of gain (loss) recognized in income on derivative	$ (11,789)	$ 1,947	$ 1,017
Amount of gain (loss) on hedged item recognized in income attributable to risk being hedged	11,789	(1,947)	(912)
Amount of gain (loss) recognized in income on derivative (ineffective portion)	0	0	105
Cash flow hedge | Interest rate swap contracts
Derivative Instruments designated as a cash flow hedge
Amount of ineffective portion excluded from effectiveness testing	228	0	0
Cash flow hedge | Interest rate swap contracts | Other comprehensive income
Derivative Instruments designated as a cash flow hedge
Amount of effective portion recognized in other comprehensive income	13,302	11,107	1,588
Cash flow hedge | Interest rate swap contracts | Finance expenses
Derivative Instruments designated as a cash flow hedge
Amount of effective portion subsequently reclassified to earnings	$ (13,074)	$ (11,107)	$ (1,588)